Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Summary of Significant Accounting Policies
Summary of aging schedule of the accounts receivable

The aging schedule of the accounts receivable is as follows:

	For the years ended June 30,
	2020	2021	2021
	RMB	RMB	US$

Less than 3 months	345,838	466,082	72,148
More than 3 months and less than 1 year	57,855	127,979	19,810
More than 1 year	—	—	—
Total	403,693	594,061	91,958

Roll forward schedule of accounts receivable

The roll forward schedule of accounts receivable is as follows:

	Amount
	RMB	US$
Balance as of July 1, 2019	290,352	42,235
Revenue (including VAT)	1,352,898	191,101
Collection	(1,239,557)	(176,313)
Balance as of June 30, 2020	403,693	57,023
Revenue (including VAT)	1,940,407	298,117
Collection	(1,750,039)	(263,182)
Balance as of June 30, 2021	594,061	91,958

Summary of estimated useful lives of property and equipment

Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives
Vehicles	5 years
Office equipment	5 years
Electronic devices	3-5 years

Summary of allocation of purchase price to the major classes of assets and liabilities acquired

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of September 29, 2019:

	Amount Allocated
	RMB	US$

Acquired intangible assets:
--PRC private investment fund manager certificate	2,533	357
--Related deferred tax liability	(633)	(89)
Total cash consideration paid	1,900	268

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of May 11, 2020:

	Amount Allocated
	RMB	US$

Cash and cash equivalents	15,200	2,147
Other current assets	2,200	311
Other current liabilities	(14,200)	(2,005)
Acquired intangible assets:
--Software	4,133	584
--Related deferred tax liability	(1,033)	(147)
Total cash consideration paid	6,300	890

Summary of revenues disaggregated by service line and timing of revenue recognition

The following tables present the Group’s revenues disaggregated by service line and timing of revenue recognition:

	Year Ended June 30, 2019
	Wealth	Insurance	Assets		Total Net
	Management	Brokerage	Management	Others	Revenues
	RMB	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,062,420	71,969	1,422	—	1,135,811
Revenues recognized over time	—	—	10,801	—	10,801
Total	1,062,420	71,969	12,223	—	1,146,612

	Year Ended June 30, 2020
	Wealth	Insurance	Assets		Total Net
	Management	Brokerage	Management	Others	Revenues
	RMB	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,183,468	90,966	—	5,809	1,280,243
Revenues recognized over time	—	—	4,620	—	4,620
Total	1,183,468	90,966	4,620	5,809	1,284,863

	Year Ended June 30, 2021
	Wealth	Insurance	Assets		Total Net
	Management	Brokerage	Management	Others	Revenues
	RMB	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,720,500	75,052	1,322	23,928	1,820,802
Revenues recognized over time	—	—	13,620	—	13,620
Total	1,720,500	75,052	14,942	23,928	1,834,422
Amounts in US$	259,898	11,337	2,257	3,615	277,107